Accrued Expenses and Other Current Liabilities - Narrative (Details) - Inventories - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Long-Term Purchase Commitment, Amount	$ 166	$ 580
Expected Period to Pay Off Remaining Liability	12 months